Exhibit 1

KKR Industrial Portfolio Trust 2021-KDIP Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2021-KDIP

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Bancroft Capital, LLC

Drexel Hamilton, LLC

5 January 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Bancroft Capital, LLC 501 Office Center Drive, Suite 130 Fort Washington, Pennsylvania 19034

Re:	KKR Industrial Portfolio Trust 2021-KDIP Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-KDIP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Barclays Commercial Mortgage Securities LLC (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 January 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note issued by 11 special purpose entities evidencing a two-year (with three one-year extension options) floating-rate interest-only first lien mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, first lien deeds of trust on the borrowers’ fee simple interests in 96 industrial properties located in nine states (each a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 January 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term to Maturity (Months) and
ii.	Fully Extended Original Term to Maturity (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Initial Original Term to Maturity (Months) and
c.	Fully Extended Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term to Maturity (Months) and
ii.	Fully Extended Remaining Term to Maturity (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:

i.	Original Amortization Term (Months) and

ii.	Remaining Amortization Term (Months),

b.	Use the “Initial Original Term to Maturity (Months),” as shown on the Final Data File, for the “Original IO Term (Months)” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”) and
d.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original IO Term (Months) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining IO Term (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Maturity Balance,
f.	Mezzanine Loan Maturity Balance,
g.	Mortgage Loan Margin and
h.	Mezzanine Margin,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Maturity Balance and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan, and with respect to i. through iii. above, the Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Margin,
c.	Total Debt Margin,
d.	LIBOR Floor,
e.	LIBOR Rounding Methodology and
f.	LIBOR Cap Strike Price,

as shown on the Final Data File, and a LIBOR assumption of 0.25000% that was provided by the Depositor, we recalculated the

i.	Mortgage Loan Interest Rate (at LIBOR),
ii.	Mezzanine Loan Interest Rate (at LIBOR),
iii.	Total Debt Interest Rate (at LIBOR),
v.	Mortgage Loan Interest Rate (at Cap),
vi.	Mezzanine Loan Interest Rate (at Cap) and
vii.	Total Debt Interest Rate (at Cap)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate (at LIBOR),
c.	Mortgage Loan Interest Rate (at Cap) and
d.	Interest Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Monthly Debt Service Payment (at Cap),
iii.	Mortgage Loan Annual Debt Service Payment and
iv.	Mortgage Loan Annual Debt Service Payment (at Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment (at Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (at Cap)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment (at Cap),” as shown on the Final Data File.

Attachment A Page 6 of 9

13.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate (at LIBOR),
c.	Mezzanine Loan Interest Rate (at Cap) and
d.	Interest Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment,
ii.	Mezzanine Loan Monthly Debt Service Payment (at Cap),
iii.	Mezzanine Loan Annual Debt Service Payment and
iv.	Mezzanine Loan Annual Debt Service Payment (at Cap)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (at LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment (at Cap)” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (at Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment (at Cap)” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment (at Cap),” as shown on the Final Data File.

Attachment A Page 7 of 9

14.	Using the:

a.	Mortgage Loan Annual Debt Service Payment,
b.	Mortgage Loan Annual Debt Service Payment (at Cap),
c.	Mezzanine Loan Annual Debt Service Payment,
d.	Mezzanine Loan Annual Debt Service Payment (at Cap),
e.	Mortgage Loan Monthly Debt Service Payment,
f.	Mortgage Loan Monthly Debt Service Payment (at Cap)
g.	Mezzanine Loan Monthly Debt Service Payment and
h.	Mezzanine Loan Monthly Debt Service Payment (at Cap),

as shown on the Final Data File, we recalculated the:

i.	Total Debt Annual Debt Service Payment,
ii.	Total Debt Annual Debt Service Payment (at Cap),
iii.	Total Debt Monthly Debt Service Payment and
iv.	Total Debt Monthly Debt Service Payment (at Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Maturity Balance,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment (at Cap),
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	Barclays UW NOI,
h.	UW NCF and
i.	UW Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Portfolio Mortgage Loan Cut-off Date LTV,
ii.	Portfolio Mortgage Loan Balloon LTV,
iii.	Property Mortgage Loan Cut-off Date LTV,
iv.	Property Mortgage Loan Balloon LTV,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan UW NOI DSCR,
viii.	Mortgage Loan UW NCF DSCR,
ix.	Mortgage Loan UW NOI DSCR (at Cap),
x.	Mortgage Loan UW NCF DSCR (at Cap),
xi.	Mortgage Loan Cut-off Date Balance per SF,
xii.	Individual As-Is Appraised Value per SF and
xiii.	Portfolio Appraised Value per SF

of the Mortgage Loan and, with respect to xi. through xii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round each of the characteristics listed in vii. through xiii. above to two decimal places.

16.	Using the:
a.	Total Debt Cut-off Date Balance,
b.	Total Debt Maturity Balance,
c.	Total Debt Annual Debt Service Payment,
d.	Total Debt Annual Debt Service Payment (at Cap),
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	Barclays UW NOI,
h.	UW NCF and
i.	UW Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Portfolio Total Debt Cut-off Date LTV,
ii.	Portfolio Total Debt Balloon LTV,
iii.	Property Total Debt Cut-off Date LTV,
iv.	Property Total Debt Balloon LTV,
v.	Total Debt UW NOI Debt Yield,
vi.	Total Debt UW NCF Debt Yield,
vii.	Total Debt UW NOI DSCR,
viii.	Total Debt UW NCF DSCR,
ix.	Total Debt UW NOI DSCR (at Cap),
x.	Total Debt UW NCF DSCR (at Cap) and
xi.	Total Debt Cut-off Date Balance per SF

of the Total Debt associated with the Mortgage Loan and, with respect to xi. above, the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round each of the characteristics listed in vii. through xi. above to two decimal places.

Attachment A Page 9 of 9

17.	Using the:
a.	Lease Exp. and
b.	In-place Base Rent

for each tenant, as applicable, as shown in the underwritten rent roll Source Document, we recalculated the weighted average remaining lease term of the Mortgage Loan and each Property as of the Reference Date (the “WA Lease Term Remaining”) using the “YEARFRAC” function in Microsoft Excel. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	11 December 2020

Mortgage Loan Agreement	11 December 2020

Mezzanine Loan Agreement	11 December 2020

Cash Management Agreement	11 December 2020

Deposit Account Control Agreement	11 December 2020

Mortgage Interest Rate Cap Confirmation (see Note 1)	9 December 2020

Mezzanine Interest Rate Cap Confirmation (see Note 1)	11 December 2020

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	11 December 2020

Guaranty Agreement	11 December 2020

Non-Consolidation Opinion	11 December 2020

Environmental Indemnity Agreement	11 December 2020

Assignment of Management Agreement	11 December 2020

Assignment of Sub-Management Agreement	11 December 2020

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	14 November 2020

Engineering Reports	Various

Seismic Report	3 December 2020

Environmental Phase I Reports	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 November 2020

Pro Forma Title Policies	Not Dated

County-MSA-List	Not Applicable

Insurance Review Document	14 December 2020

Property Insurance Certificate	8 December 2020

Lease Agreements	Various

Lease Estoppels	Various

Note:

1.	The mortgage interest rate cap confirmation and mezzanine interest rate cap confirmation Source Documents are referred to collectively as the “Interest Rate Cap Confirmations.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Environmental Phase I Report or Pro Forma Title Policy
City (see Note 1)	Appraisal Report, Environmental Phase I Report or Pro Forma Title Policy
State (see Note 1)	Appraisal Report, Environmental Phase I Report or Pro Forma Title Policy
Zip	USPS Internet Site (www.usps.gov), Appraisal Report or Environmental Phase I Report
Prop. Type	Appraisal Report
Prop Sub-Type (see Note 2)	Appraisal Report
MSA	County-MSA-List
Max Clear Height	Appraisal Report or Engineering Report
Total Dock Doors	Appraisal Report or Engineering Report
Number of Parking Stalls	Appraisal Report or Engineering Report
% Office (From Appraisal)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
UW Occupied NRA	Underwritten Rent Roll
UW Vacant NRA	Underwritten Rent Roll
UW Total NRA	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
# of Tenants	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy
Single Tenant	Underwritten Rent Roll
Property Manager	Assignment of Management Agreement and Assignment of Sub-Management Agreement

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value (see Note 3)	Appraisal Report
Individual As-Is Appraised Value Date (see Note 3)	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Engineering Report Date (see Note 4)	Engineering Report
Environmental Phase I Report Date (see Note 4)	Environmental Phase I Report
PML or SEL (%) (see Note 5)	Seismic Report
Seismic Report Date (see Note 5)	Seismic Report
Earthquake Insurance Required	Property Insurance Certificate or Insurance Review Document
Terrorism Insurance Required	Property Insurance Certificate or Insurance Review Document
Environmental Insurance Required	Insurance Review Document
Blanket Insurance Policy	Property Insurance Certificate or Insurance Review Document

Major Tenant Information: (see Note 6)

Characteristic	Source Document(s)

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Lease Exp.	Underwritten Rent Roll
Second Largest NRA	Underwritten Rent Roll
Second Largest UW Base Rent	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Lease Exp.	Underwritten Rent Roll
Third Largest NRA	Underwritten Rent Roll
Third Largest UW Base Rent	Underwritten Rent Roll

Exhibit 2 to Attachment A

Underwriting Information: (see Note 7)

Characteristic	Source Document(s)

2018 In-Place Base Rent	Underwriter’s Summary Report
2019 In-Place Base Rent	Underwriter’s Summary Report
TTM In-Place Base Rent	Underwriter’s Summary Report
Year 1 Projection In-Place Base Rent	Underwriter’s Summary Report
Appraisal In-Place Base Rent	Underwriter’s Summary Report
Barclays UW In-Place Base Rent	Underwriter’s Summary Report
2018 Rent Steps	Underwriter’s Summary Report
2019 Rent Steps	Underwriter’s Summary Report
TTM Rent Steps	Underwriter’s Summary Report
Year 1 Projection Rent Steps	Underwriter’s Summary Report
Appraisal Rent Steps	Underwriter’s Summary Report
Barclays UW Rent Steps	Underwriter’s Summary Report
2018 Expense Reimbursements	Underwriter’s Summary Report
2019 Expense Reimbursements	Underwriter’s Summary Report
TTM Expense Reimbursements	Underwriter’s Summary Report
Year 1 Projection Expense Reimbursements	Underwriter’s Summary Report
Appraisal Expense Reimbursements	Underwriter’s Summary Report
Barclays UW Expense Reimbursements	Underwriter’s Summary Report
2018 Vacancy Gross Up	Underwriter’s Summary Report
2019 Vacancy Gross Up	Underwriter’s Summary Report
TTM Vacancy Gross Up	Underwriter’s Summary Report
Year 1 Projection Vacancy Gross Up	Underwriter’s Summary Report
Appraisal Vacancy Gross Up	Underwriter’s Summary Report
Barclays UW Vacancy Gross Up	Underwriter’s Summary Report
2018 Miscellaneous Income	Underwriter’s Summary Report
2019 Miscellaneous Income	Underwriter’s Summary Report
TTM Miscellaneous Income	Underwriter’s Summary Report
Year 1 Projection Miscellaneous Income	Underwriter’s Summary Report
Appraisal Miscellaneous Income	Underwriter’s Summary Report
Barclays UW Miscellaneous Income	Underwriter’s Summary Report
2018 Total Gross Potential Income	Underwriter’s Summary Report
2019 Total Gross Potential Income	Underwriter’s Summary Report
TTM Total Gross Potential Income	Underwriter’s Summary Report
Year 1 Projection Total Gross Potential Income	Underwriter’s Summary Report
Appraisal Total Gross Potential Income	Underwriter’s Summary Report
Barclays UW Total Gross Potential Income	Underwriter’s Summary Report
2018 In-Place Economic Vacancy	Underwriter’s Summary Report
2019 In-Place Economic Vacancy	Underwriter’s Summary Report
TTM In-Place Economic Vacancy	Underwriter’s Summary Report
Year 1 Projection In-Place Economic Vacancy	Underwriter’s Summary Report
Appraisal In-Place Economic Vacancy	Underwriter’s Summary Report
Barclays UW In-Place Economic Vacancy	Underwriter’s Summary Report
2018 Effective Gross Income	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

TTM Effective Gross Income	Underwriter’s Summary Report
Year 1 Projection Effective Gross Income	Underwriter’s Summary Report
Appraisal Effective Gross Income	Underwriter’s Summary Report
Barclays UW Effective Gross Income	Underwriter’s Summary Report
2018 Management Fee	Underwriter’s Summary Report
2019 Management Fee	Underwriter’s Summary Report
TTM Management Fee	Underwriter’s Summary Report
Year 1 Projection Management Fee	Underwriter’s Summary Report
Appraisal Management Fee	Underwriter’s Summary Report
Barclays UW Management Fee	Underwriter’s Summary Report
2018 Common Area Maintenance	Underwriter’s Summary Report
2019 Common Area Maintenance	Underwriter’s Summary Report
TTM Common Area Maintenance	Underwriter’s Summary Report
Year 1 Projection Common Area Maintenance	Underwriter’s Summary Report
Appraisal Common Area Maintenance	Underwriter’s Summary Report
Barclays UW Common Area Maintenance	Underwriter’s Summary Report
2018 Insurance	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
TTM Insurance	Underwriter’s Summary Report
Year 1 Projection Insurance	Underwriter’s Summary Report
Appraisal Insurance	Underwriter’s Summary Report
Barclays UW Insurance	Underwriter’s Summary Report
2018 Real Estate Taxes	Underwriter’s Summary Report
2019 Real Estate Taxes	Underwriter’s Summary Report
TTM Real Estate Taxes	Underwriter’s Summary Report
Year 1 Projection Real Estate Taxes	Underwriter’s Summary Report
Appraisal Real Estate Taxes	Underwriter’s Summary Report
Barclays UW Real Estate Taxes	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
TTM Total Expenses	Underwriter’s Summary Report
Year 1 Projection Total Expenses	Underwriter’s Summary Report
Appraisal Total Expenses	Underwriter’s Summary Report
Barclays UW Total Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
Year 1 Projection NOI	Underwriter’s Summary Report
Appraisal NOI	Underwriter’s Summary Report
Barclays UW NOI	Underwriter’s Summary Report
UW TI	Underwriter’s Summary Report
UW LC	Underwriter’s Summary Report
UW TI/LC Reserve Credit	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 NCF	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Year 1 Projection NCF	Underwriter’s Summary Report
Appraisal NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Ongoing Tax Escrow Monthly	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Initial CapEx Escrow	Mortgage Loan Agreement
Ongoing CapEx Escrow Monthly	Mortgage Loan Agreement
CapEx Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing CapEx Escrow Cap	Mortgage Loan Agreement
Initial TI/LC Escrow	Mortgage Loan Agreement
Ongoing TI/LC Escrow Monthly	Mortgage Loan Agreement
TI/LC Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing TI/LC Escrow Cap	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Origination Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine Margin	Mezzanine Loan Agreement
Mortgage Loan Index	Mortgage Loan Agreement
LIBOR Floor (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Cap Strike Price (see Note 8)	Interest Rate Cap Confirmations
LIBOR Cap Strike Price (after Extension) (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date (see Note 8)	Interest Rate Cap Confirmations
LIBOR Cap Counterparty (see Note 8)	Interest Rate Cap Confirmations
LIBOR Cap Counterparty Guarantor Rating (S&P/Moody's)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap Counterparty Guarantor (see Note 8)	Interest Rate Cap Confirmations
Interest Accrual Basis (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Due Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Payment) (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual (Start) (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual (End) (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Notes 8 and 9)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Fee Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 10)	Mortgage Loan Agreement
Cash Management Type (see Note 11)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Spread Maintenance Begin Date (see Note 12)	Mortgage Loan Agreement
Spread Maintenance End Date (see Notes 12 and 13)	Mortgage Loan Agreement
Spread Maintenance Period (see Note 12)	Mortgage Loan Agreement
Open Period Begin Date (see Note 12)	Mortgage Loan Agreement
Open Period (see Note 12)	Mortgage Loan Agreement
Partially Prepayable without Penalty?	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristic, the Depositor instructed us to use “Warehouse/Distribution” for any Property on the Preliminary Data File that contains a sub-type of “Warehouse” or “General Industrial” in the applicable Source Document(s).

3.	For the purpose of comparing the:
a.	Individual As-Is Appraised Value and
b.	Individual As-Is Appraised Value Date

characteristics for the Properties identified on the Preliminary Data File as:

i.	2800 Story Road West,

ii.	1110 Eden Road,

iii.	13445 Jupiter Road and

iv.	13435 Jupiter Road,

the Depositor instructed us to use the “Hypothetical Market Value As Is” value and corresponding value date, respectively, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the:
a.	Engineering Report Date and
b.	Environmental Phase I Report Date

characteristics, the Depositor instructed us to use the first day of the month if the day of the month was not shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

6.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

9.	For the purpose of comparing the “First Loan Payment Date” characteristic, the Depositor instructed us to assume that the “First Loan Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrowers or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

11.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

13.	For the purpose of comparing the indicated characteristic, the Depositor instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan ID
Prop. Rank
Mortgage Loan Seller
Property Name
Lockout Expiration Date
Admin Fee Rate
Environmental Phase II
Environmental Phase II Report Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.